UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM NQ

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09152

The STAAR Investment Trust

 (Exact name of registrant as specified in charter)

120 E 23rd Street, 5th Floor, New York, NY 10010

 (Address of principal executive offices) (Zip code)

Brett Boshco

The STAAR Investment Trust

120 E 23rd Street, 5th Floor

New York, NY 10010

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 313-9501

Date of fiscal year end: December 31

Date of reporting period: March 31 ,2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Staar General Bond Fund
	Schedule of Investments
	March 31, 2018 (Unaudited)

Shares		Value

CORPORATE/GOVERNMENT BONDS - 77.68%

Banks-Domestic MTN - 1.87%
25,000	Credit Suisse Nassau 2.00%, 08/31/2021	$ 23,676

Commerce-Banks Central US - 3.94%
50,000	GE Capital Retail Bank CD 2.00%, 04/13/2018	50,012

Commerce-Banks Eastern US - 4.69%
25,000	Discover Bank CD 1.90%, 9/1/2020	24,596
35,000	Goldman Sachs Bank CD 1.60%, 03/11/2019	34,854
		59,450
Commerce-US Bank Domestic - 8.56%
30,000	BMO Harris Bank CD 1.00%, 12/08/2021	29,673
30,000	Goldman Sachs Bank CD 1.850%, 05/04/2020	29,571
20,000	Goldman Sachs Bank CD 2.00%, 06/04/2019	19,952
30,000	Synchrony Bank CD 2.35%, 10/13/2022	29,426
		108,622
Commercial Banks - Non US - 1.95%
25,000	State Bank Of India CD 2.40%, 03/14/2022	24,694

Commercial Service-Finance - 3.91%
50,000	GATX Corp. 2.50%, 07/30/2019	49,627

Diversified Banking Institution - 21.81%
25,000	Ally Bank CD 1.35%, 10/15/2018	24,938

25,000	Ally Bank CD 1.70%, 08/26/2019	24,804
25,000	Ally Bank CD 1.80%, 03/02/2020	24,668
25,000	Bank of America 2.15%, 11/09/2020	24,507
25,000	Capital One Bank CD 2.10%, 03/08/2021	24,615
30,000	Capital One Bank CD 2.20%, 05/03/2021	29,592
25,000	Capital One Bank CD 1.60%, 04/22/2019	24,868
20,000	Capital One Bank CD 2.20%, 08/30/2021	19,684
30,000	JP Morgan Chase BK CD 1.80%, 03/16/2020	29,583
50,000	Royal Bank of Canada 2.25%, 03/19/2021	49,485
		276,744
Finance-Auto Loans - 3.42%
20,000	American Honda Finance 1.65%, 07/12/2021	19,174
25,000	Ford Motor Credit Co. 3.10%, 04/20/2022	24,203
		43,377
Finance-Investor Broker Banker - 1.92%
25,000	Jefferies Group LLC 3.00%, 8/26/2024	24,366

Finance Services - 3.01%
15,000	National Rural Utilities Cooperative Finance Corp. 1.50%, 11/01/2019	14,702
25,000	Goldman Sachs Group, Inc. 2.25%, 08/31/2026	23,500
		38,202
Food & Beverage - 1.97%
25,000	Beam, Inc. 1.75%, 06/15/2018	24,945

Health Care Facilities & Services - 1.95%
25,000	Cardinal Health, Inc. 2.40%, 11/15/2019	24,747

Perfume, Cosmetics & Other Tools - 1.52%
20,000	Estee Lauder Co, Inc. 1.70%, 05/10/2021	19,278

Retail-Auto & Home Supply Stores - 0.80%
20,000	Autozone Inc. 1.625%, 04/21/2019	19,765

Services-High School - 3.93%
50,000	Jefferson High School 2.00%, 08/01/2018	49,924

Short Term Corporate - 9.71%
20,000	Deutsche Bank AG 2.25%, 09/15/2018	19,725
35,000	Deutsche Bank AG 2.85%, 05/10/2019	34,876
25,000	Dr. Pepper Snapple Group 2.00%, 01/15/2020	24,478
25,000	Kroger Co. 1.50%, 09/30/2019	24,415
20,000	PNC Bank 1.45%, 07/29/2019	19,648
		123,142
Water, Sewer, Pipeline - 1.96%
25,000	Kinder Morgan Energy Partners L.P., 2.65%, 02/01/2019	24,925

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $1,000,098) - 77.68%		985,496

EXCHANGE TRADED FUNDS - 10.94%
600	iShares Lehman TIPS Bond ETF	67,830
1,000	SPDR Barclays Short Term Treasury ETF	29,680
800	Vanguard Mortgage-Backed Securities ETF	41,280

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $132,529) - 10.94%		138,790

SHORT TERM INVESTMENTS - 11.06%
140,368	Federated Prime Obligations Fund-Institutional Shares 1.54% * (Cost $140,368)	140,368

TOTAL INVESTMENTS (Cost $1,272,995) ** - 99.68%		$ 1,264,654

OTHER ASSETS LESS LIABILITIES - 0.32%		4,088

NET ASSETS - 100.00%		1,268,742

* Variable rate security; the coupon rate shown represents the yield at March 31, 2018.

** At March 31, 2018 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,272,995 amounted to $7,960, which consisted of aggregate gross unrealized appreciation of $7,674 and aggregate gross unrealized depreciation of $15,634.

NOTES TO FINANCIAL STATEMENTS
Staar General Bond Fund
1. SECURITY TRANSACTIONS

 At March 31, 2018 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,272,995 amounted to $7,960, which consisted of aggregate gross unrealized appreciation of $7,674 and aggregate gross unrealized depreciation of $15,634.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$138,790	$0	$0	$138,790
Convertible Bonds	$0	$985,496	$0	$985,496
Cash Equivalents	$ 140,368	$0	$0	$140,368
Total	$279,158	$985,496	$0	$1,264,654

	Staar Short-Term Bond Fund
	Schedule of Investments
	March 31, 2018 (Unaudited)

Shares		Value

CORPORATE/GOVERNMENT BONDS - 90.16%

Banking - 3.88%
20,000	Barclays Bank PLC 2.00%, 05/31/2019	19,781

Chemicals-Domestic - 5.79%
30,000	Dow Chemical Co. 2.50%, 03/15/2020	29,556

Commerce-Banks Eastern US - 8.75%

25,000	Discover Bank CD 2.05%, 10/09/2018	25,025
20,000	American Express Centurion Bank CD 1.95%, 08/31/2020	19,630
		44,655

Commerce-US Banks Domestic - 12.64%
30,000	American Express Bank FSB 1.65%, 03/06/2019	29,892
20,000	American Express Bank FSB 1.75%, 09/06/2019	19,832
15,000	Goldman Sachs Bank CD 1.85%, 05/04/2020	14,786
		64,510

Diversified Banking Institution - 34.89%
25,000	Ally Bank CD 1.50%, 03/04/2019	24,878
30,000	Ally Bank CD 1.80%, 03/02/2020	29,601
20,000	Ally Bank CD 2.10%, 12/14/2020	19,729
25,000	Bank of America 2.151%, 11/09/2020	24,507
25,000	Capital One Bank CD 1.50%, 03/08/2019	24,874
25,000	Capital One Bank CD 1.60%, 04/22/2019	24,868
30,000	JP Morgan Chase BK CD 1.80%, 03/16/2020	29,583
		178,040
Finance Services - 3.84%
20,000	National Rural Utilities Cooperative Finance Corp. 1.50%, 11/01/2019	19,603

Health Care Facilities & Services - 4.85%
25,000	Cardinal Health, Inc. 2.40%, 11/15/2019	24,747

Short Term Corporate - 15.53%
20,000	Deutsche Bank AG 2.25%, 09/15/2018	19,725
40,000	Deutsche Bank AG 2.85%, 05/10/2019	39,858
20,000	PNC Bank 1.45%, 07/29/2019	19,648
		79,231

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $465,431) - 90.16%		$ 460,123

SHORT TERM INVESTMENTS - 9.75%
49,779	Federated Prime Obligations Fund-Institutional Shares 1.54% * (Cost $49,779)	49,779

TOTAL INVESTMENTS (Cost $515,210) **- 99.92%		509,902

OTHER ASSETS LES LIABILITIES- 0.08%		426

NET ASSETS - 100.00%		510,328

* Variable rate security; the coupon rate shown represents the yield at March 31, 2018.

** At March 31, 2018 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $515,210 amounted to $5,530, which consisted of aggregate gross unrealized appreciation of $25 and aggregate gross unrealized depreciation of $5,555.

NOTES TO FINANCIAL STATEMENTS
Staar Short-Term Bond Fund
1. SECURITY TRANSACTIONS

At March 31, 2018 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $515,210 amounted to $5,530, which consisted of aggregate gross unrealized appreciation of $25 and aggregate gross unrealized depreciation of $5,555.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Convertible Bonds	$0	$460,123	$0	$460,123

Cash Equivalents	$49,779	$0	$0	$49,779
Total	$49,779	$460,123	$0	$509,902

	Staar Larger Company Stock Fund
	Schedule of Investments
	March 31, 2018 (Unaudited)

Shares		Value

COMMON STOCK - 7.41%

Beverages - 1.10%
250	PepsiCo, Inc.	$ 27,287

Converted Paper & Paperboard Products - 0.93%
210	Kimberly Clark Corp.	23,127

Electric Services - 2.11%
900	PPL Corp.	25,461
600	Southern Co.	26,796
		52,257
Pharmaceutical Preparations - 0.78%
150	Johnson & Johnson	19,223

Retail-Variety Stores - 1.52%
200	Costco Wholesale Corp.	37,686

Telephone Communications - 0.97%
500	Verizon Communications, Inc.	23,910

TOTAL FOR COMMON STOCK (Cost $130,445) - 7.41%		$ 183,490

EXCHANGE TRADED FUNDS - 28.50%

1,300	Consumer Staples Select Sector SPDR ETF	$ 68,419
500	First Trust ISE Cloud Computing Index ETF	24,205
200	Guggenheim S&P 500 Equal Weight ETF	19,896
300	iShares Core S&P 500 ETF	79,611
135	iShares Nasdaq Biotechnology ETF	14,410
1,700	iShares Russell Mid Cap Growth Index Fund ETF	209,015
250	iShares U.S. Healthcare ETF	43,152
400	iShares U.S. Medical Devices ETF	74,004
200	iShares U.S. Real Estate ETF	15,094
75	iShares U.S. Tech ETF	12,616

200	iShares U.S. Utilities ETF	25,490
300	PowerShares S&P 500 High Dividend Low Volatility Portfolio ETF	11,829
300	ProShares S&P 500 Dividend Aristocrats ETF	18,675
500	PureFunds ISE Cyber Security ETF *	17,135
300	Vanguard Dividend Appreciation ETF	30,315
550	Vanguard REIT Index ETF	41,509

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $422,870) - 28.50%		$ 705,375

OPEN-END MUTUAL FUNDS - 59.17%

5,691	AF Fundamental Investors Fund Class F-2	$ 351,199
8,326	AMG Yacktman Service *	188,423
11,060	Brown Advisory Growth Equity Fund *	246,412
5,460	Franklin Rising Dividends Fund Class A *	325,143
3,039	Mairs & Power Growth Fund *	353,138

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $659,062) - 59.17%		$ 1,464,315

REAL ESTATE INVESTMENT TRUSTS - 1.17%

200	American Tower Corp. *	$ 29,068

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $12,497) - 1.17%		$ 29,068

SHORT TERM INVESTMENTS - 3.85%
95,263	Federated Prime Obligations Fund-Institutional Shares 1.54% ** (Cost $95,263)	95,263

TOTAL INVESTMENTS (Cost $1,320,137) - 100.11%		2,477,511

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.11%)		(2,636)

NET ASSETS - 100.00%		2,474,875

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2018.

*** At March 31, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,320,137 amounted to $1,157,374, which consisted of aggregate gross unrealized appreciation of $1,160,770 and aggregate gross unrealized depreciation of $3,396.

NOTES TO FINANCIAL STATEMENTS
Staar Larger Company Stock Fund
1. SECURITY TRANSACTIONS

At March 31, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,320,137 amounted to $1,157,374, which consisted of aggregate gross unrealized appreciation of $1,160,770 and aggregate gross unrealized depreciation of $3,396.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 183,490	$0	$0	$183,490
Exchange Traded Funds	$705,375	$0	$0	$705,375
REIT	$29,068	$0	$0	$29,068
Open End Mutual Funds	$1,464,315	$0	$0	$1,464,315
Cash Equivalents	$95,263	$0	$0	$95,263
Total	$2,477,511	$0	$0	$2,477,511

	Staar Smaller Company Stock Fund
	Schedule of Investments
	March 31, 2018 (Unaudited)

Shares		Value

COMMON STOCK - 0.52%

Commodity Contracts Brokers & Dealers - 0.52%
1,500	WisdomTree Investments, Inc.	13,755

TOTAL FOR COMMON STOCK (Cost $13,590) - 0.52%		$ 13,755

EXCHANGE TRADED FUNDS - 52.56%

300	Guggenheim S&P SmallCap 600 Pure Growth ETF	34,536
2,875	iShares MicroCap ETF	276,144
200	iShares Russell 2000 ETF	30,366
1,200	iShares Russell 2000 Value ETF	146,256
2,950	iShares S&P Smallcap 600 Growth ETF	512,857
900	WisdomTree U.S. Midcap Earnings EFT	34,812
11,900	WisdomTree Small Cap Dividend ETF	326,060
900	WisdomTree Small Cap Earnings ETF	32,157

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $760,013) - 52.56%		$ 1,393,188

OPEN-END MUTUAL FUNDS - 44.29%

13,055	Columbia Acorn Fund Class Z *	$ 208,099
3,032	Franklin MicroCap Value Fund Class A *	99,738
1,300	Hancock Horizon Burkenroad Small Cap Fund Class D *	82,446
11,535	Aberdeen Small Cap Fund Class A *	402,001
2,000	Touchstone Small Cap Core Fund Class Y *	30,400
45,206	Wasatch Small Cap Value Fund *	351,250

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $803,545) - 44.29%		$ 1,173,934

REAL ESTATE INVESTMENT TRUSTS - 1.92%
200	Eastgroup Properties, Inc.	16,532
1,800	Medical Properties Trust, Inc.	23,400
500	One Liberties Properties, Inc.	11,050

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $40,956) - 1.92%		$ 50,982

SHORT TERM INVESTMENTS - 0.79%
20,997	Federated Prime Obligations Fund-Institutional Shares 1.54% ** (Cost $20,997)	20,997

TOTAL INVESTMENTS (Cost $1,639,101) *** - 100.09%		2,652,856

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.09%)		(2,383)

NET ASSETS - 100.00%		2,650,473

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2018.

*** At March 31, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,639,101 amounted to $1,013,753, which consisted of aggregate gross unrealized appreciation of $1,054,636 and aggregate gross unrealized depreciation of $40,883.

NOTES TO FINANCIAL STATEMENTS
Staar Smaller Company Stock Fund
1. SECURITY TRANSACTIONS

At March 31, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,639,101 amounted to $1,013,753, which consisted of aggregate gross unrealized appreciation of $1,054,636 and aggregate gross unrealized depreciation of $40,883.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$13,755	$0	$0	$13,755
Exchange Traded Funds	$1,393,188	$0	$0	$1,393,188
REITS	$50,982	$0	$0	$50,982
Mutual Funds	$1,173,934	$0	$0	$1,173,934
Cash Equivalents	$20,997	$0	$0	$20,997
Total	$2,652,856	$0	$0	$2,652,856

	Staar International Fund
	Schedule of Investments
	March 31, 2018 (Unaudited)

Shares		Value

COMMON STOCK - 1.83%

Beverages - 1.04%
150	Diageo Plc. ADR	$ 20,313

Services-Business Services - 0.79%
100	Accenture Plc Class A *	15,350

TOTAL FOR COMMON STOCK (Cost $18,594) - 1.83%		$ 35,663

EXCHANGE TRADED FUNDS - 34.48%

1,400	Builders Emerging Markets 50 ADR Index ETF	$ 62,412
750	DB X-Trackers MSCI EAFE Hedged Equity Fund ETF *	23,032
3,400	First Trust Dorsey Wright International Focus 5 ETF *	75,548
700	iShares MSCI Emerging Markets ETF *	33,796

600	iShares MSCI Australia ETF *	13,212
400	iShares MSCI EAFE Index ETF *	27,872
500	iShares MSCI Switzerland Capped ETF *	17,185
700	SPDR S&P International Dividend ETF	28,049
700	Vanguard Global Ex-U.S. Real Estate ETF	42,644
600	WisdomTree EM Markets Small Cap Division Fund ETF *	32,424
500	WisdomTree India Earnings Fund ETF	13,110
1,800	WisdomTree International High Dividend Fund ETF	78,426
900	WisdomTree International Dividend Top 100 ETF	39,042
2,400	WisdomTree International Small Cap Dividend Fund ETF	183,432

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $537,641) - 34.48%		$ 670,184

OPEN-END MUTUAL FUNDS - 61.98%
4,271	AF Europacific Growth FD F-2 *	$ 241,780
2,123	Calamos International Growth Class A *	45,474
3,486	Harbor International Institutional Class *	234,034
2,500	Putnam International Capital Opportunities Fund Class A *	104,100
6,819	Saturna Sextant International *	115,510
16,458	T Rowe Price International Growth & Income Funds *	245,885
6,076	Templeton Developing Markets Trust Class A *	132,699
5,549	The Aberdeen International Equity Fund Institutional Service Class *	85,340

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $706,597) - 61.98%		$ 1,204,822

SHORT TERM INVESTMENTS - 1.77%
34,409	Federated Prime Obligations Fund-Institutional Shares 1.54% ** (Cost $34,409)	34,409

TOTAL INVESTMENTS (Cost $1,297,240) *** - 100.06%		1,945,078

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.06%)		(1,240)

NET ASSETS - 100.00%		1,943,838

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2018.

*** At March 31, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,297,240 amounted to $647,837, which consisted of aggregate gross unrealized appreciation of $648,140 and aggregate gross unrealized depreciation of $303.

ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Staar International Fund
1. SECURITY TRANSACTIONS

At March 31, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,297,240 amounted to $647,837, which consisted of aggregate gross unrealized appreciation of $648,140 and aggregate gross unrealized depreciation of $303.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$35,663	$0	$0	$35,663
Exchange Traded Funds	$670,184	$0	$0	$670,184
Mutual Funds	$1,204,822	$0	$0	$1,204,822
Cash Equivalents	$34,409	$0	$0	$34,409
Total	$1,945,078	$0	$0	$1,945,078

	Staar Alternative Categories Fund
	Schedule of Investments

	March 31, 2018 (Unaudited)

Shares		Value

COMMON STOCK - 7.92%

Internet Content & Information - 1.60%
40	Alphabet, Inc. *	$ 41,272

Refrigeration & Service Industry - 1.44%
1,900	Welbilt, Inc *.	36,955

Retail-Catalog & Mail Order Stores - 1.69%
30	Amazon.com, Inc. *	43,420

Services-Business Services, NEC - 1.54%
410	Fidelity National Information Services, Inc.	39,483
1,900	Avaya Business Holdings Corp. *	42,560
		82,043

TOTAL FOR COMMON STOCK (Cost $198,569) - 7.92%		$ 203,690

EXCHANGE TRADED FUNDS - 13.35%

900	iShares Russell Midcap Growth Index Fund ETF	110,655
500	iShares S&P Smallcap 600 Growth ETF	86,925
400	iShares U.S. Technology ETF	67,284
900	ProShares Long Online/Short Stores ETF *	40,716
300	SPDR Gold Shares ETF *	37,737
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $216,399) - 13.35%		$ 343,317

OPEN-END MUTUAL FUNDS - 9.71%

16,700	Evermore Funds Trust *	249,665
TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $251,669) - 12.84%		$ 249,665

SHORT TERM INVESTMENTS - 69.04%
1,775,308	Federated Prime Obligations Fund-Institutional Shares 1.54%** (Cost $1,775,308)	1,775,307

TOTAL INVESTMENTS (Cost $2,441,945) - 100.02%		$ 2,571,979

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.02%)		(469)

NET ASSETS - 100.00%		$ 2,571,510

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2018.

*** At March 31, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,441,945 amounted to $130,034, which consisted of aggregate gross unrealized appreciation of $134,388 and aggregate gross unrealized depreciation of $4,354.

ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Staar Alternative Categories Fund
1. SECURITY TRANSACTIONS

At March 31, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,441,945 amounted to $130,034, which consisted of aggregate gross unrealized appreciation of $134,388 and aggregate gross unrealized depreciation of $4,354.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 203,690	$0	$0	$203,690
Exchange Traded Funds	$ 343,317	$0	$0	$343,317
REITS	$0	$0	$0	$0
Mutual Funds	$ 249,665	$0	$0	$249,665
Cash Equivalents	$1,775,307	$0	$0	$1,775,307
Total	$2,571,979	$0	$0	$2,571,979

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The STAAR Investment Trust

By (Signature and Title)

/s/ Brett Boshco

----------------------------------------

Brett Boshco,

Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brett Boshco

----------------------------------------

Brett Boshco,

Chief Financial Officer

SIGNATURES

The STAAR Investment Trust

(Registrant)

Date 05/30/2018

The STAAR Investment Trust

(Registrant)

Date 05/30/2018